DISTRIBUTIONS PAYABLE	12 Months Ended
Jun. 30, 2025
EBP 1998
EBP, Nonparticipant-Directed Investment [Line Items]
DISTRIBUTIONS PAYABLE	DISTRIBUTIONS PAYABLE
Distributions payable represent dividends and proceeds from disposals owed to participants and were €6,081 and €12,325 at June 30, 2025 and 2024, respectively. Dividends received by the Plan are separately payable to participants in accordance with the Plan agreement.